Expense Example - FidelitySustainableCorePlusBondFund-RetailPRO - FidelitySustainableCorePlusBondFund-RetailPRO - Fidelity Sustainable Core Plus Bond Fund - Fidelity Sustainable Core Plus Bond Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567